Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OCI before reclassifications	$ (196)	$ 338	$ (115)
Amounts reclassified from AOCI	10	(20)	24
OCI Balance	(186)	318	(91)
Cumulative tax impact	7	(1)	2
OCI Balance, net of tax	(179)	317	(89)
Balance	461	647	329	$ 420
Cumulative tax impact	48	41	42	40
Balance, net of tax	509	688	371	460
Foreign Currency Translation Adjustments ("CTA") [Member]
OCI before reclassifications	(87)	224	(57)
OCI Balance	(87)	224	(57)
OCI Balance, net of tax	(87)	224	(57)
Balance	681	768	544	601
Balance, net of tax	681	768	544	601
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	(24)	(6)	(25)
Amounts reclassified from AOCI	11	10	15
OCI Balance	(13)	4	(10)
Cumulative tax impact	3	(1)	2
OCI Balance, net of tax	(10)	3	(8)
Balance	(179)	(166)	(170)	(160)
Cumulative tax impact	44	41	42	40
Balance, net of tax	(135)	(125)	(128)	(120)
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
OCI before reclassifications	(2)	(2)
OCI Balance	(2)	(2)
OCI Balance, net of tax	(2)	(2)
Balance	(2)		2	2
Balance, net of tax	(2)		2	2
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	(83)	122	(33)
Amounts reclassified from AOCI	(1)	(30)	9
OCI Balance	(84)	92	(24)
Cumulative tax impact	4
OCI Balance, net of tax	(80)	92	(24)
Balance	(39)	45	(47)	(23)
Cumulative tax impact	4
Balance, net of tax	$ (35)	$ 45	$ (47)	$ (23)